IMPACTS ON APPLICATION OF NEW STANDARDS	12 Months Ended
Dec. 31, 2023
IMPACTS ON APPLICATION OF NEW STANDARDS
IMPACTS ON APPLICATION OF NEW STANDARDS

NOTE 32. IMPACTS ON APPLICATION OF NEW STANDARDS

a.	Accounting pronouncements applicable in 2023

IFRS 17, issued in May 2017 to replace IFRS 4 Insurance Contracts, applies to insurance contracts, including reinsurance contracts, issued by an entity with specified exceptions; reinsurance contracts held by an entity; and investment contracts with discretionary participation features issued by an entity that issues insurance contracts. An insurance contract is defined as “a contract under which one party (the issuer) accepts significant insurance risk from another party (the policyholder) by agreeing to compensate the policyholder if a specified uncertain future event (the insured event) adversely affects the policyholder” (IFRS 17).

The standard requires that estimates be remeasured in each reporting period. In the statement of financial position, contracts are measured using the following core components:

•	Discounted probability-weighted cash flows,
•	An explicit risk adjustment, and
•	A Contractual Service Margin (“CSM”) representing the unearned profit of the contract which is recognised as revenue over the coverage period.

IFRS 17 requires an entity to recognise profit from a group of insurance contracts over the period the entity provides services, and as the entity is released from risk. If a group of contracts is or becomes loss-making, the entity is required to recognise the loss immediately.

The portfolio of insurance contracts are detailed below:

Direct Insurance	General Insurance
Life Insurance
Accident and Health
Reinsurance	General Insurance
Life Insurance
Accident and Health

For the measurement of direct insurance and reinsurance portfolios, the Bank adopted the Premium Allocation Approach (“PAA”). Additionally, it considered:

a) Opting to defer cash flows for the acquisition of insurance for direct insurance and reinsurance portfolios. This process involves allocating to groups of related insurance contracts, which are amortized over the coverage period of the respective group.

b) Determining that the Bank’s direct insurance and reinsurance portfolios do not need to adjust the carrying amount of the Liability for Remaining Coverage (“LRC”) to reflect the time value of money and the financial effect, as premiums were measured under the PAA approach.

c) In cases where it is expected that direct insurance and reinsurance portfolios will pay claims over a period exceeding 12 months, the Bank will adjust the carrying amount of the Liability for Incurred Claims (“LIC”) to reflect the time value of money. Otherwise, no adjustment to the carrying amount is required.

d) Recognize in the income statement the financial income and expenses arising from direct insurance and reinsurance contracts, as well as the effect on the liability for incurred claims due to changes in discount rates.

On January 1, 2023, the Bank adopted IFRS 17. This involved the identification, recognition, and measurement of each group of insurance contracts and cash flows for the acquisition of insurance, and derecognized amounts that would not exist if this standard had always been applied. The resulting net difference was recognized in equity.

The effects on the consolidated statement of financial position as of January 1, 2023, are presented below:

Concept	December 31, 2022	Adoption adjustment	January 1, 2023
In millions of COP
Insurance contracts asset(1)	68,991	22,383	91,374
Insurance contracts liability(2)	124,598	21,679	146,277
Retained earnings	-	704	704
(1)	Included in the "Other assets, net" item in the consolidated statement of financial position.
(2)	Included in the "Other liabilities" item in the consolidated statement of financial position.